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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03153

Russell Investment Company

(Exact name of registrant as specified in charter)

909 A Street, Tacoma Washington 98402

(Address of principal executive offices) (Zip code)

Mary Beth Rhoden, Secretary

Russell Investment Company

909 A Street

Tacoma, Washington 98402

253-439-2406

(Name and address of agent for service)

Registrant’s telephone number, including area code: 253-572-9500

Date of fiscal year end: December 31

Date of reporting period: January 1, 2010 – June 30, 2010

Item 1.  Reports to Stockholders

2010 SEMI-ANNUAL REPORT

LifePoints® Funds

Target Distribution Strategies

JUNE 30, 2010

FUND

2017 Retirement Distribution Fund — A Shares

2017 Accelerated Distribution Fund — A Shares

2027 Extended Distribution Fund — A Shares

2017 Retirement Distribution Fund — S Shares

2017 Accelerated Distribution Fund — S Shares

2027 Extended Distribution Fund — S Shares

Russell Investment Company

Russell Investment Company is a series investment company with 40 different investment portfolios referred to as Funds. These financial statements report on six of these Funds.

Russell Investment Company

LifePoints® Funds

Target Distribution Strategies

Semi-annual Report

June 30, 2010 (Unaudited)

Russell Investment Company - LifePoints® Funds Target Distribution Strategies.

Copyright © Russell Investments 2010. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities products and services offered through Russell Financial Services, Inc., member FINRA, part of Russell Investments.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end performance data may be obtained by visiting www.russell.com/us/fundperformance.

Russell Investment Company

2017 Retirement Distribution Fund — A Shares

Shareholder Expense Example — June 30, 2010 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding the Fund’s Expense Example, which appears on the Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for this Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2010 to June 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
January 1, 2010	$1,000.00	$1,000.00
Ending Account Value
June 30, 2010	$967.30	$1,022.22
Expenses Paid During Period*	$2.54	$2.61

*	Expenses are equal to the Fund’s annualized expense ratio of 0.52% (representing the one-half year period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

2017 Retirement Distribution Fund — A Shares	3

Russell Investment Company

2017 Retirement Distribution Fund — A Shares

Schedule of Investments — June 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 102.3%
Other Russell Investment Company Series Mutual Funds

Bonds - 56.2%
Russell Short Duration Bond Fund	12,322	236
Russell Strategic Bond Fund	65,859	709

		945

Domestic Equities - 23.9%
Russell U.S. Core Equity Fund	7,873	178
Russell U.S. Quantitative Equity Fund	7,157	170
Russell U.S. Small & Mid Cap Fund	3,083	54

		402

International Equities - 19.0%
Russell Emerging Markets Fund	2,333	39
Russell Global Equity Fund	14,236	101
Russell International Developed Markets Fund	6,952	179

		319

Real Assets - 3.2%
Russell Real Estate Securities Fund	1,745	54

Total Investments - 102.3% (identified cost $1,700)		1,720

Other Assets and Liabilities, Net - (2.3%)		(38)

Net Assets - 100.0%		1,682

See accompanying notes which are an integral part of the financial statements.

4	2017 Retirement Distribution Fund — A Shares

Russell Investment Company

2017 Accelerated Distribution Fund — A Shares

Shareholder Expense Example — June 30, 2010 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding the Fund’s Expense Example, which appears on the Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for this Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2010 to June 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
January 1, 2010	$1,000.00	$1,000.00
Ending Account Value
June 30, 2010	$1,006.30	$1,022.22
Expenses Paid During Period*	$2.59	$2.61

*	Expenses are equal to the Fund’s annualized expense ratio of 0.52% (representing the one-half year period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

2017 Accelerated Distribution Fund — A Shares	5

Russell Investment Company

2017 Accelerated Distribution Fund — A Shares

Schedule of Investments — June 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 103.5%
Other Russell Investment Company Series Mutual Funds

Bonds - 67.6%
Russell Short Duration Bond Fund	12,134	233
Russell Strategic Bond Fund	64,867	698

		931

Domestic Equities - 11.2%
Russell U.S. Core Equity Fund	3,006	68
Russell U.S. Quantitative Equity Fund	2,732	65
Russell U.S. Small & Mid Cap Fund	1,177	21

		154

International Equities - 8.8%
Russell Emerging Markets Fund	890	15
Russell Global Equity Fund	5,432	38
Russell International Developed Markets Fund	2,652	68

		121

Real Assets - 1.5%
Russell Real Estate Securities Fund	666	21

Short-Term Investments - 14.4%
Russell Money Market Fund	198,052	198

Total Investments - 103.5% (identified cost $1,385)		1,425

Other Assets and Liabilities, Net - (3.5%)		(48)

Net Assets - 100.0%		1,377

See accompanying notes which are an integral part of the financial statements.

6	2017 Accelerated Distribution Fund — A Shares

Russell Investment Company

2027 Extended Distribution Fund — A Shares

Shareholder Expense Example — June 30, 2010 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding the Fund’s Expense Example, which appears on the Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for this Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2010 to June 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
January 1, 2010	$1,000.00	$1,000.00
Ending Account Value
June 30, 2010	$1,011.40	$1,022.22
Expenses Paid During Period*	$2.59	$2.61

*	Expenses are equal to the Fund’s annualized expense ratio of 0.52% (representing the one-half year period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

2027 Extended Distribution Fund — A Shares	7

Russell Investment Company

2027 Extended Distribution Fund — A Shares

Schedule of Investments — June 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 101.9%
Other Russell Investment Company Series Mutual Funds

Bonds - 21.4%
Russell Short Duration Bond Fund	6,180	118
Russell Strategic Bond Fund	33,292	359

		477

Domestic Equities - 3.3%
Russell U.S. Core Equity Fund	1,462	33
Russell U.S. Quantitative Equity Fund	1,335	32
Russell U.S. Small & Mid Cap Fund	573	10

		75

International Equities - 2.7%
Russell Emerging Markets Fund	456	7
Russell Global Equity Fund	2,675	19
Russell International Developed Markets Fund	1,327	34

		60

Real Assets - 0.5%
Russell Real Estate Securities Fund	350	11

Short-Term Investments - 74.0%
Russell Money Market Fund	1,649,859	1,650

Total Investments - 101.9% (identified cost $2,233)		2,273

Other Assets and Liabilities, Net - (1.9%)		(42)

Net Assets - 100.0%		2,231

See accompanying notes which are an integral part of the financial statements.

8	2027 Extended Distribution Fund — A Shares

Russell Investment Company

2017 Retirement Distribution Fund — S Shares

Shareholder Expense Example — June 30, 2010 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding the Fund’s Expense Example, which appears on the Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for this Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2010 to June 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
January 1, 2010	$1,000.00	$1,000.00
Ending Account Value
June 30, 2010	$976.20	$1,023.46
Expenses Paid During Period*	$1.32	$1.35

*	Expenses are equal to the Fund’s annualized expense ratio of 0.27% (representing the one-half year period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

2017 Retirement Distribution Fund — S Shares	9

Russell Investment Company

2017 Retirement Distribution Fund — S Shares

Schedule of Investments — June 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 101.2%
Other Russell Investment Company Series Mutual Funds

Bonds - 59.7%
Russell Short Duration Bond Fund	20,555	394
Russell Strategic Bond Fund	109,867	1,183

		1,577

Domestic Equities - 21.5%
Russell U.S. Core Equity Fund	11,146	252
Russell U.S. Quantitative Equity Fund	10,132	240
Russell U.S. Small & Mid Cap Fund	4,365	77

		569

International Equities - 17.1%
Russell Emerging Markets Fund	3,303	55
Russell Global Equity Fund	20,156	142
Russell International Developed Markets Fund	9,842	253

		450

Real Assets - 2.9%
Russell Real Estate Securities Fund	2,471	77

Total Investments - 101.2% (identified cost $2,614)		2,673

Other Assets and Liabilities, Net - (1.2%)		(31)

Net Assets - 100.0%		2,642

See accompanying notes which are an integral part of the financial statements.

10	2017 Retirement Distribution Fund — S Shares

Russell Investment Company

2017 Accelerated Distribution Fund — S Shares

Shareholder Expense Example — June 30, 2010 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding the Fund’s Expense Example, which appears on the Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for this Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2010 to June 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
January 1, 2010	$1,000.00	$1,000.00
Ending Account Value
June 30, 2010	$1,007.20	$1,023.46
Expenses Paid During Period*	$1.34	$1.35

*	Expenses are equal to the Fund’s annualized expense ratio of 0.27% (representing the one-half year period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

2017 Accelerated Distribution Fund — S Shares	11

Russell Investment Company

2017 Accelerated Distribution Fund — S Shares

Schedule of Investments — June 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 103.6%
Other Russell Investment Company Series Mutual Funds

Bonds - 64.6%
Russell Short Duration Bond Fund	9,730	187
Russell Strategic Bond Fund	52,012	560

		747

Domestic Equities - 10.6%
Russell U.S. Core Equity Fund	2,423	55
Russell U.S. Quantitative Equity Fund	2,203	52
Russell U.S. Small & Mid Cap Fund	949	16

		123

International Equities - 8.5%
Russell Emerging Markets Fund	718	12
Russell Global Equity Fund	4,380	31
Russell International Developed Markets Fund	2,138	55

		98

Real Assets - 1.4%
Russell Real Estate Securities Fund	537	17

Short-Term Investments - 18.5%
Russell Money Market Fund	213,840	214

Total Investments - 103.6% (identified cost $1,147)		1,199

Other Assets and Liabilities, Net - (3.6%)		(42)

Net Assets - 100.0%		1,157

See accompanying notes which are an integral part of the financial statements.

12	2017 Accelerated Distribution Fund — S Shares

Russell Investment Company

2027 Extended Distribution Fund — S Shares

Shareholder Expense Example — June 30, 2010 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding the Fund’s Expense Example, which appears on the Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for this Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2010 to June 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
January 1, 2010	$1,000.00	$1,000.00
Ending Account Value
June 30, 2010	$1,012.80	$1,023.46
Expenses Paid During Period*	$1.35	$1.35

*	Expenses are equal to the Fund’s annualized expense ratio of 0.27% (representing the one-half year period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

2027 Extended Distribution Fund — S Shares	13

Russell Investment Company

2027 Extended Distribution Fund — S Shares

Schedule of Investments — June 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 102.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 17.1%
Russell Short Duration Bond Fund	3,959	76
Russell Strategic Bond Fund	21,319	230

		306

Domestic Equities - 2.6%
Russell U.S. Core Equity Fund	918	21
Russell U.S. Quantitative Equity Fund	835	20
Russell U.S. Small & Mid Cap Fund	360	6

		47

International Equities - 2.1%
Russell Emerging Markets Fund	281	4
Russell Global Equity Fund	1,672	12
Russell International Developed Markets Fund	816	21

		37

Real Assets - 0.4%
Russell Real Estate Securities Fund	213	7

Short-Term Investments - 79.8%
Russell Money Market Fund	1,424,195	1,424

Total Investments - 102.0% (identified cost $1,776)		1,821

Other Assets and Liabilities, Net - (2.0%)		(36)

Net Assets - 100.0%		1,785

See accompanying notes which are an integral part of the financial statements.

14	2027 Extended Distribution Fund — S Shares

(This page intentionally left blank)

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Statements of Assets and Liabilities — June 30, 2010 (Unaudited)

Amounts in thousands	2017 Retirement Distribution Fund - A Shares	2017 Accelerated Distribution Fund - A Shares	2027 Extended Distribution Fund - A Shares	2017 Retirement Distribution Fund - S Shares

Assets
Investments, at identified cost	$1,700	$1,385	$2,233	$2,614
Investments, at market	1,720	1,425	2,273	2,673
Receivables:
Investments sold	144	93	—	229
Fund shares sold	—	—	—	—
Prepaid expenses	8	7	7	15

Total assets	1,872	1,525	2,280	2,917

Liabilities
Payables:
Investments purchased	144	93	—	229
Accrued fees to affiliates	6	8	7	6
Other accrued expenses	40	47	42	40

Total liabilities	190	148	49	275

Net Assets	$1,682	$1,377	$2,231	$2,642

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$7	$8	$4	$19
Accumulated net realized gain (loss)	(226)	(116)	(122)	(101)
Unrealized appreciation (depreciation) on investments	20	40	40	59
Shares of beneficial interest	2	2	3	4
Additional paid-in capital	1,879	1,443	2,306	2,661

Net Assets	$1,682	$1,377	$2,231	$2,642

Net Asset Value, offering and redemption price per share:
Net asset value per share*	$6.81	$8.01	$8.84	$6.98

Maximum offering price per share (Net asset value plus sales charge of 5.75%)	$7.23	$8.50	$9.38	$—
Net assets	$1,682,130	$1,376,946	$2,231,331	$2,642,038
Shares outstanding ($.01 par value)	246,953	171,916	252,466	378,719

*	Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

16	Statements of Assets and Liabilities

2017 Accelerated Distribution Fund - S Shares	2027 Extended Distribution Fund - S Shares

$1,147	$1,776
1,199	1,821

97	—
—	10
10	10

1,306	1,841

97	—
7	8
45	48

149	56

$1,157	$1,785

$8	$4
(97)	(49)
52	45
1	2
1,193	1,783

$1,157	$1,785

$8.41	$9.49

$—	$—
$1,156,511	$1,784,791
137,491	188,083

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities	17

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Statements of Operations — For the Period Ended June 30, 2010 (Unaudited)

Amounts in thousands	2017 Retirement Distribution Fund - A Shares	2017 Accelerated Distribution Fund - A Shares	2027 Extended Distribution Fund - A Shares	2017 Retirement Distribution Fund - S Shares

Investment Income
Income distributions from Underlying Funds	$11	$12	$9	$22

Expenses
Advisory fees	1	1	2	3
Administrative fees	—	—	1	1
Custodian fees	9	11	9	12
Transfer agent fees	1	1	2	2
Distributions fees	2	2	3	—
Professional fees	23	24	24	22
Printing fees	10	16	13	14
Miscellaneous	3	3	2	3

Expenses before reductions	49	58	56	57
Expense reductions	(45)	(54)	(51)	(54)

Net expenses	4	4	5	3

Net investment income (loss)	7	8	4	19

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) investments	(1)	(3)	9	21
Net change in unrealized appreciation (depreciation) on investments	(73)	3	7	(107)

Net realized and unrealized gain (loss)	(74)	—	16	(86)

Net Increase (Decrease) in Net Assets from Operations	$(67)	$8	$20	$(67)

See accompanying notes which are an integral part of the financial statements.

18	Statements of Operations

2017 Accelerated Distribution Fund - S Shares	2027 Extended Distribution Fund - S Shares

$10	$6

1	2
—	—
12	12
1	1
—	—
24	25
13	19
3	3

54	62
(52)	(60)

2	2

8	4

—	29
2	(15)

2	14

$10	$18

See accompanying notes which are an integral part of the financial statements.

Statements of Operations	19

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Statements of Changes in Net Assets

	2017 Retirement Distribution Fund - A Shares		2017 Accelerated Distribution Fund - A Shares
Amounts in thousands	Period Ended June 30, 2010 (Unaudited)	Fiscal Year Ended December 31, 2009	Period Ended June 30, 2010 (Unaudited)	Fiscal Year Ended December 31, 2009

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$7	$45	$8	$36
Net realized gain (loss)	(1)	6	(3)	(19)
Net change in unrealized appreciation (depreciation)	(73)	158	3	109

Net increase (decrease) in net assets from operations	(67)	209	8	126

Distributions
From net investment income	—	(45)	—	(36)
From return of capital	—	(71)	—	(108)

Net decrease in net assets from distributions	—	(116)	—	(144)

Share Transactions
Net increase (decrease) in net assets from share transactions	533	440	218	153

Total Net Increase (Decrease) in Net Assets	466	533	226	135

Net Assets
Beginning of period	1,216	683	1,151	1,016

End of period	$1,682	$1,216	$1,377	$1,151

Undistributed (overdistributed) net investment income included in net assets	$7	$—	$8	$—

See accompanying notes which are an integral part of the financial statements.

20	Statements of Changes in Net Assets

2027 Extended Distribution Fund - A Shares		2017 Retirement Distribution Fund - S Shares		2017 Accelerated Distribution Fund - S Shares		2027 Extended Distribution Fund - S Shares
Period Ended June 30, 2010 (Unaudited)	Fiscal Year Ended December 31, 2009	Period Ended June 30, 2010 (Unaudited)	Fiscal Year Ended December 31, 2009	Period Ended June 30, 2010 (Unaudited)	Fiscal Year Ended December 31, 2009	Period Ended June 30, 2010 (Unaudited)	Fiscal Year Ended December 31, 2009

$4	$44	$19	$82	$8	$54	$4	$70
9	13	21	75	—	(17)	29	18
7	119	(107)	180	2	147	(15)	177

20	176	(67)	337	10	184	18	265

—	(44)	—	(82)	—	(54)	—	(70)
—	(23)	—	(143)	—	(82)	—	(26)

—	(67)	—	(225)	—	(136)	—	(96)

754	487	352	1,202	20	115	268	1

774	596	285	1,314	30	163	286	170

1,457	861	2,357	1,043	1,127	964	1,499	1,329

$2,231	$1,457	$2,642	$2,357	$1,157	$1,127	$1,785	$1,499

$4	$—	$19	$—	$8	$—	$4	$—

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets	21

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period		$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)		$ Total Income (Loss) from Investment Operations		$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
2017 Retirement Distribution Fund - A Shares
June 30, 2010(3)	7.04		.04	(.27)		(.23)		—	—	—
December 31, 2009	6.34		.31	1.09		1.40		(.27)	—	(.43)
December 31, 2008(2)	7.08		.08	(.12)		(.04)		(.12)	—	(.58)
October 31, 2008(1)	10.90	*	.17	(3.99	)*	(3.82	)*	—	—	—
2017 Accelerated Distribution Fund - A Shares
June 30, 2010(3)	7.96		.05	—	(h)	.05		—	—	—
December 31, 2009	7.92		.28	.76		1.04		(.25)	—	(.75)
December 31, 2008(2)	8.82		.11	(.01)		.10		(.28)	—	(.72)
October 31, 2008(1)	10.72	*	.57	(2.47	)*	(1.90	)*	—	—	—
2027 Extended Distribution Fund - A Shares
June 30, 2010(3)	8.74		.02	.08		.10		—	—	—
December 31, 2009	7.76		.39	1.19		1.58		(.40)	—	(.20)
December 31, 2008(2)	8.34		.10	(.08)		.02		(.29)	—	(.31)
October 31, 2008(1)	10.85	*	.49	(3.00	)*	(2.51	)*	—	—	—
2017 Retirement Distribution Fund - S Shares
June 30, 2010(3)	7.15		.05	(.22)		(.17)		—	—	—
December 31, 2009	6.51		.34	1.01		1.35		(.26)	—	(.45)
December 31, 2008(2)	7.24		.08	(.11)		(.03)		(.09)	—	(.61)
October 31, 2008(1)	11.19	*	.12	(4.07	)*	(3.95	)*	—	—	—
2017 Accelerated Distribution Fund - S Shares
June 30, 2010(3)	8.35		.06	—	(h)	.06		—	—	—
December 31, 2009	7.88		.42	1.06		1.48		(.40)	—	(.61)
December 31, 2008(2)	8.80		.11	(.03)		.08		(.35)	—	(.65)
October 31, 2008(1)	10.60	*	.58	(2.38	)*	(1.80	)*	—	—	—
2027 Extended Distribution Fund - S Shares
June 30, 2010(3)	9.37		.02	.10		.12		—	—	—
December 31, 2009	8.27		.45	1.26		1.71		(.45)	—	(.16)
December 31, 2008(2)	8.81		.10	(.04)		.06		(.29)	—	(.31)
October 31, 2008(1)	10.84	*	.56	(2.59	)*	(2.03	)*	—	—	—

See accompanying notes which are an integral part of the financial statements.

22	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)(e)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(f)(g)	% Ratio of Expenses to Average Net Assets, Gross(d)(f)	% Ratio of Net Investment Income to Average Net Assets(c)(g)	% Portfolio Turnover Rate(c)

—	6.81	(3.27)	1,682.52		6.84	.51	90
(.70)	7.04	22.10	1,216.54		8.01	4.41	86
(.70)	6.34	(.42)	683.47		26.38	1.09	6
—	7.08	(35.05)	735.29		15.46	1.85	188

—	8.01	.63	1,377.52		8.55	.60	129
(1.00)	7.96	13.13	1,151.54		7.98	3.31	258
(1.00)	7.92	1.22	1,016.50		17.06	1.23	41
—	8.82	(17.76)	1,145.30		13.26	5.99	192

—	8.84	1.14	2,231.52		5.49	.17	29
(.60)	8.74	20.36	1,457.54		8.42	4.70	102
(.60)	7.76	.19	861.49		26.65	1.16	2
—	8.34	(23.05)	924.29		9.72	5.14	114

—	6.98	(2.38)	2,642.27		4.45	.72	73
(.71)	7.15	20.71	2,357.30		5.31	4.77	101
(.70)	6.51	(.42)	1,043.19		25.68	1.18	12
—	7.24	(35.23)	927.05		14.96	1.34	217

—	8.41	.72	1,157.27		8.96	.71	123
(1.01)	8.35	18.78	1,127.28		7.36	4.92	128
(1.00)	7.88	.90	964.26		26.80	1.28	4
—	8.80	(16.91)	1,056.04		7.93	5.98	67

—	9.49	1.28	1,785.27		7.49	.22	28
(.61)	9.37	20.64	1,499.29		6.19	4.96	112
(.60)	8.27	.75	1,329.25		21.22	1.21	9
—	8.81	(18.69)	1,315.04		7.05	5.78	328

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	23

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Notes to Financial Highlights — June 30, 2010 (Unaudited)

(1)	For the period January 2, 2008 (commencement of operations) to October 31, 2008.
(2)	For the period November 1, 2008 to December 31, 2008.
(3)	For the period ended June 30, 2010 (Unaudited).
(a)	Average daily shares outstanding were used for this calculation.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.
(c)	Periods less than one year are not annualized.
(d)	The ratios for periods less than one year are annualized.
(e)	Total return for Class A does not reflect a front end sales charge.
(f)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.
(g)	May reflect amounts waived and/or reimbursed by RIMCo and/or RFSC.
(h)	Less than $.01 per share.
*	The Funds effected a reverse share split on March 27, 2008. This reverse share split was not reflected retroactively to the beginning of the period ended October 31, 2008 in the Funds’ financial statements for the periods ended October 31, 2008 and December 31, 2008. Net Asset Value, Beginning of Period, Net Realized and Unrealized Gain (Loss) and Total Income (Loss) from Operations for the period ended October 31, 2008 have been restated to retroactively reflect the reverse share split.

See accompanying notes which are an integral part of the financial statements.

24	Notes to Financial Highlights

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Notes to Financial Statements — June 30, 2010 (Unaudited)

1.	Organization

Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 40 different investment portfolios referred to as Funds. These financial statements report on six of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under a second Amended and Restated Master Trust Agreement dated October 1, 2008. The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

The Funds seek to achieve their objective by investing in several other RIC Funds (the “Underlying Funds”) using a dynamic asset allocation investment strategy. The Underlying Funds currently include the Russell Short Duration Bond, Russell Strategic Bond, Russell U.S. Core Equity, Russell U.S. Quantitative Equity, Russell U.S. Small & Mid Cap, Russell Emerging Markets, Russell Global Equity, Russell International Developed Markets, Russell Real Estate Securities and Russell Money Market Funds. The Underlying Funds are designed to provide the foundation for a diversified portfolio. Each major asset class (U.S. equity, non-U.S. equity, fixed income, real estate and cash) is represented by one or more Underlying Funds. The Underlying Funds to which the Funds allocate their assets and the percentage allocations will change over time and a Fund may not always invest in all the Underlying Funds. In addition, the Funds may in the future invest in other funds which are not currently Underlying Funds.

2.	Significant Accounting Policies

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

The Funds value their portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund. Generally, Underlying Fund portfolio securities are valued at the close of the principal exchange on which they are traded.

Fair value of securities is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — quoted prices (unadjusted) in active markets for identical investments

Level 2 — other significant observable inputs including quoted market prices in non-active markets or prices derived from market data.

Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.

The levels associated with valuing the Funds’ investments for the period ended June 30, 2010 were level one for all Funds.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost.

Investment Income

Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

Notes to Financial Statements	25

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Notes to Financial Statements, continued — June 30, 2010 (Unaudited)

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

Each Fund qualifies as a regulated investment company under sub-chapter M of the Internal Revenue Code and intends to distribute all of its taxable income and capital gains. Therefore, no federal income tax provision is required for the Funds.

Each Fund files a U.S. tax return. At June 30, 2010, the Funds have recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal year ending December 31, 2008, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Shareholders

Income, dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investments in the Underlying Funds sold at a loss, wash sale deferrals, and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their net asset values.

Expenses

Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include those expenses incurred by the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of the fees and expenses incurred indirectly by the Funds will vary.

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.	Investment Transactions

Securities

During the period ended June 30, 2010, purchases and sales of the Underlying Funds (excluding investments held for short-term purposes) were as follows:

	Purchases	Sales

2017 Retirement Distribution Fund - A Shares	$1,864,852	$1,315,462
2017 Accelerated Distribution Fund - A Shares	2,014,808	1,770,760
2027 Extended Distribution Fund - A Shares	1,829,269	576,735
2017 Retirement Distribution Fund - S Shares	2,343,103	1,889,996
2017 Accelerated Distribution Fund - S Shares	1,569,542	1,536,264
2027 Extended Distribution Fund - S Shares	757,072	474,898

4.	Related Party Transactions, Fees and Expenses

Adviser and Administrator

Russell Investment Management Company (“RIMCo”) advises the Funds and Russell Fund Services Company (“RFSC”) is the Funds’ administrator. RFSC is a wholly-owned subsidiary of RIMCo. RIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides ongoing money manager research and trade placement services to RIC and RIMCo.

26	Notes to Financial Statements

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Notes to Financial Statements, continued — June 30, 2010 (Unaudited)

The advisory fee of 0.20% and administrative fee of 0.05% are based upon the average daily net assets of the Funds and are payable monthly. The following shows totals, respectively, for the period ended June 30, 2010.

	Advisory	Administrative

2017 Retirement Distribution Fund - A Shares	$1,436	$359
2017 Accelerated Distribution Fund - A Shares	1,352	338
2027 Extended Distribution Fund - A Shares	2,050	513
2017 Retirement Distribution Fund - S Shares	2,568	642
2017 Accelerated Distribution Fund - S Shares	1,208	302
2027 Extended Distribution Fund - S Shares	1,656	414

Waivers and Reimbursements

For the 2017 Retirement Distribution Fund-A Shares, 2017 Accelerated Distribution Fund-A Shares and 2027 Extended Distribution Fund-A Shares, RIMCo has contractually agreed, until April 29, 2011, to waive up to the full amount of each Funds 0.20% advisory fee and then to reimburse each Fund for other direct expenses to the extent that direct expenses exceed 0.52% of the average daily net assets of the Fund on an annual basis.

For the 2017 Retirement Distribution Fund-S Shares, 2017 Accelerated Distribution Fund-S Shares and 2027 Extended Distribution Fund-S Shares, RIMCo has contractually agreed, until April 29, 2010, to waive up to the full amount of each Funds 0.20% advisory fee and then to reimburse each Fund for other direct expenses to the extent that direct expenses exceed 0.27% of the average daily net assets of the Fund on an annual basis.

These waivers and reimbursements may not be terminated during the relevant period except with Board approval.

Direct operating expenses do not include extraordinary expenses of other investment companies in which the Funds invest, including the Underlying Funds, which are borne indirectly by the Funds.

For the period ended June 30, 2010, the fees waived and reimbursed by RIMCo amounted to:

	RIMCo Waiver	RIMCo Reimbursement	Total

2017 Retirement Distribution Fund - A Shares	$1,436	$43,936	$45,372
2017 Accelerated Distribution Fund - A Shares	1,352	52,922	54,274
2027 Extended Distribution Fund - A Shares	2,050	48,873	50,923
2017 Retirement Distribution Fund - S Shares	2,568	51,049	53,617
2017 Accelerated Distribution Fund - S Shares	1,208	51,244	52,452
2027 Extended Distribution Fund - S Shares	1,656	58,144	59,800

RIMCo does not have the ability to recover amounts waived or reimbursed from previous periods.

Transfer and Dividend Disbursing Agent

RFSC is the Transfer and Dividend Disbursing Agent for the Investment Company. For this service, RFSC is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. RFSC retains a portion of this fee for its services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Total fees paid for the Funds presented herein for the period ended June 30, 2010 amounted to:

Amount Paid

2017 Retirement Distribution Fund - A Shares	$1,293
2017 Accelerated Distribution Fund - A Shares	1,216
2027 Extended Distribution Fund - A Shares	1,845
2017 Retirement Distribution Fund - S Shares	2,312
2017 Accelerated Distribution Fund - S Shares	1,087
2027 Extended Distribution Fund - S Shares	1,491

Distributor

Russell Financial Services, Inc. (the “Distributor’), a wholly-owned subsidiary of RIMCo, is the distributor for RIC, pursuant to a distribution agreement with the Investment Company.

The Investment Company has a distribution plan pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor or any selling agents, as defined in the Plan for sales support services provided, and related expenses incurred which are primarily intended to result in the sale of the Class A Shares subject to the Distribution Plan. The 12b-1 distribution payments shall not exceed 0.25% of the average daily net assets of a Fund’s Class A Shares on an annual basis.

Notes to Financial Statements	27

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Notes to Financial Statements, continued — June 30, 2010 (Unaudited)

Pursuant to the rules of the Financial Industry Regulatory Authority (“FINRA”), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on Class A Shares of the Funds may not exceed 7.25% of total gross sales, subject to certain exclusions. No reimbursements were required as the charges did not exceed 7.25% of total gross sales.

For the period ended June 30, 2010, the sales commissions paid to the selling agents for the sale of Class A Shares are as follows:

	Aggregate Front-End Sales Charges on Class A Shares	Class A Front-End Sales Charges Retained by Distributor

2017 Retirement Distribution Fund - A Shares	$7,750	$1,321
2017 Accelerated Distribution Fund - A Shares	1,133	143
2027 Extended Distribution Fund - A Shares	182	23

Accrued Fees Payable to Affiliates

Accrued fees payable to affiliates for the period ended June 30, 2010 were as follows:

	2017 Retirement Distribution Fund - A Shares	2017 Accelerated Distribution Fund - A Shares	2027 Extended Distribution Fund - A Shares	2017 Retirement Distribution Fund - S Shares	2017 Accelerated Distribution Fund - S Shares	2027 Extended Distribution Fund - S Shares

Advisory fees	$219	$199	$174	$415	$201	$261
Administration fees	71	57	92	110	48	73
Distribution fees	353	282	458	—	—	—
Transfer agent fees	265	212	340	411	176	266
Payable to Adviser	4,896	7,010	6,428	5,521	6,854	7,757

	$5,804	$7,760	$7,492	$6,457	$7,279	$8,357

Board of Trustees

The Russell Fund Complex consists of RIC, which has 40 Funds, and RIF, which has nine Funds. Each of the Trustees is a Trustee of both RIC and RIF. During the period, the Russell Fund Complex paid each of its independent Trustees a retainer of $72,000 per year, $6,500 for each regular quarterly meeting attended in person, $2,500 for each special meeting attended in person, and $2,500 for each Audit Committee meeting, Nominating and Governance Committee meeting, Investment Committee meeting or any other committee meeting established and approved by the Board that is attended in person.

Each Trustee receives a $1,000 fee for attending the quarterly and special meetings (except for telephonic meetings called pursuant to the Funds’ valuation and pricing procedures) and a $500 fee for attending the committee meeting by phone instead of receiving the full fee had the member attended in person. Trustees’ out of pocket expenses are also paid by the Russell Fund Complex. The Audit Committee Chair and Investment Committee Chair are each paid a fee of $12,000 per year and the Nominating and Governance Committee Chair is paid a fee of $6,000 per year. The chairman of the Board receives additional annual compensation of $72,000.

Transactions with Affiliated Companies

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or under common control. Transactions during the period ended June 30, 2010, with Underlying Funds which are, or were, an affiliated company are as follows:

Affiliate	Market Value	Purchases Cost	Sales Cost	Realized Gain (Loss)	Income Distributions

2017 Retirement Distribution Fund - A Shares
Russell U.S. Core Equity Fund	$177,698	$215,149	$156,749	$(8,219)	$331
Russell U.S. Quantitative Equity Fund	169,904	208,903	150,295	(5,792)	494
Russell U.S. Small & Mid Cap Fund	54,082	66,656	45,780	(2,201)	—
Russell International Developed Markets Fund	178,586	241,356	159,211	(11,539)	—
Russell Global Equity Fund	100,794	160,674	87,626	(5,254)	—
Russell Emerging Markets Fund	38,752	49,278	34,099	(1,140)	—
Russell Strategic Bond Fund	709,296	644,967	475,860	31,210	7,910
Russell Short Duration Bond Fund	236,328	217,017	164,108	1,593	2,127
Russell Real Estate Securities Fund	54,159	60,852	42,284	793	200

	$1,719,599	$1,864,852	$1,316,012	$(549)	$11,062

28	Notes to Financial Statements

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Notes to Financial Statements, continued — June 30, 2010 (Unaudited)

Affiliate	Market Value	Purchases Cost	Sales Cost	Realized Gain (Loss)	Income Distributions
2017 Accelerated Distribution Fund - A Shares
Russell U.S. Core Equity Fund	$67,840	$90,228	$43,473	$(2,687)	$122
Russell U.S. Quantitative Equity Fund	64,868	87,711	42,427	(2,545)	182
Russell U.S. Small & Mid Cap Fund	20,647	27,389	12,755	(653)	—
Russell International Developed Markets Fund	68,127	97,061	45,414	(4,943)	—
Russell Global Equity Fund	38,459	59,402	25,232	(1,932)	—
Russell Emerging Markets Fund	14,787	676,524	9,805	(862)	—
Russell Strategic Bond Fund	698,613	19,893	574,946	9,488	8,930
Russell Short Duration Bond Fund	232,738	229,759	191,188	1,108	2,414
Russell Real Estate Securities Fund	20,672	25,848	12,617	81	73
Russell Money Market Fund	198,052	700,993	815,848	—	—

	$1,424,803	$2,014,808	$1,773,705	$(2,945)	$11,721

2027 Extended Distribution Fund - A Shares
Russell U.S. Core Equity Fund	$32,987	$25,874	$1,670	$29	$57
Russell U.S. Quantitative Equity Fund	31,691	24,989	1,374	30	84
Russell U.S. Small & Mid Cap Fund	10,045	8,331	708	40	—
Russell International Developed Markets Fund	34,090	28,805	1,705	(21)	—
Russell Global Equity Fund	18,938	18,145	963	1	—
Russell Emerging Markets Fund	7,581	5,977	476	(6)	—
Russell Strategic Bond Fund	358,557	416,962	419,832	7,930	6,809
Russell Short Duration Bond Fund	118,528	142,730	139,989	1,030	1,851
Russell Real Estate Securities Fund	10,867	8,434	783	67	35
Russell Money Market Fund	1,649,859	1,149,022	135	—	—

	$2,273,143	$1,829,269	$567,635	$9,100	$8,836

2017 Retirement Distribution Fund - S Shares
Russell U.S. Core Equity Fund	$251,562	$267,203	$213,196	$(10,674)	$541
Russell U.S. Quantitative Equity Fund	240,527	260,792	207,502	(10,199)	807
Russell U.S. Small & Mid Cap Fund	76,561	86,702	64,380	(2,236)	—
Russell International Developed Markets Fund	252,844	297,212	206,521	(18,039)	—
Russell Global Equity Fund	142,701	215,369	120,107	(7,735)	—
Russell Emerging Markets Fund	54,863	60,706	46,066	(2,839)	—
Russell Strategic Bond Fund	1,183,266	798,387	697,796	68,290	16,090
Russell Short Duration Bond Fund	394,247	274,324	248,084	3,379	4,309
Russell Real Estate Securities Fund	76,673	82,408	64,929	1,468	328

	$2,673,244	$2,343,103	$1,868,581	$21,415	$22,075

2017 Accelerated Distribution Fund - S Shares
Russell U.S. Core Equity Fund	$54,693	$68,603	$31,914	$(1,564)	$122
Russell U.S. Quantitative Equity Fund	52,298	66,478	31,101	(1,651)	183
Russell U.S. Small & Mid Cap Fund	16,645	21,315	9,832	(283)	—
Russell International Developed Markets Fund	54,932	70,804	29,749	(3,545)	—
Russell Global Equity Fund	31,009	44,869	17,569	(1,270)	—
Russell Emerging Markets Fund	11,923	14,760	6,876	(560)	—
Russell Strategic Bond Fund	560,172	514,713	457,982	7,602	7,761
Russell Short Duration Bond Fund	186,615	176,640	152,131	1,425	2,089
Russell Real Estate Securities Fund	16,666	18,925	8,741	76	70
Russell Money Market Fund	213,841	572,435	790,139	—	—

	$1,198,794	$1,569,542	$1,536,034	$230	$10,225

2027 Extended Distribution Fund - S Shares
Russell U.S. Core Equity Fund	$20,720	$8,676	$2,206	$(25)	$34
Russell U.S. Quantitative Equity Fund	19,830	8,511	1,987	(26)	50
Russell U.S. Small & Mid Cap Fund	6,307	3,289	792	6	—
Russell International Developed Markets Fund	20,971	9,829	1,751	(32)	—
Russell Global Equity Fund	11,837	9,467	1,109	(4)	—
Russell Emerging Markets Fund	4,676	2,017	490	16	—
Russell Strategic Bond Fund	229,603	54,577	300,203	27,090	4,584
Russell Short Duration Bond Fund	75,940	20,595	104,868	1,925	1,267
Russell Real Estate Securities Fund	6,608	3,525	868	41	21
Russell Money Market Fund	1,424,196	636,586	31,633	—	—

	$1,820,688	$757,072	$445,907	$28,991	$5,956

Notes to Financial Statements	29

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Notes to Financial Statements, continued — June 30, 2010 (Unaudited)

5.	Federal Income Taxes

At December 31, 2009, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

Funds	12/31/2015	12/31/2016	12/31/2017	Totals

2017 Retirement Distribution Fund - A Shares	$169,532	$—	$—	$169,532
2017 Accelerated Distribution Fund - A Shares	23,011	—	75,125	98,136
2027 Extended Distribution Fund - A Shares	62,040	—	42,978	105,018
2017 Retirement Distribution Fund - S Shares	11,160	—	43,193	54,353
2017 Accelerated Distribution Fund - S Shares	45,761	—	41,864	87,625
2027 Extended Distribution Fund - S Shares	42,493	—	31,965	74,458

At June 30, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	2017 Retirement Distribution -A Shares	2017 Accelerated Distribution -A Shares	2027 Extended Distribution -A Shares

Cost of Investments	$1,789,807	$1,404,976	$2,254,083

Unrealized Appreciation	$120,457	$27,936	$20,889
Unrealized Depreciation	(190,665)	(8,109)	(2,429)

Net Unrealized Appreciation (Depreciation)	$(70,208)	$19,827	$18,460

	2017 Retirement Distribution -S Shares	2017 Accelerated Distribution -S Shares	2027 Extended Distribution -S Shares

Cost of Investments	$2,713,357	$1,154,622	$1,777,474

Unrealized Appreciation	$27,499	$47,868	$43,214
Unrealized Depreciation	(67,612)	(3,696)	-

Net Unrealized Appreciation (Depreciation)	$(40,113)	$44,172	$43,214

6.	Fund Share Transactions (amounts in thousands)

Share transactions were as follows:

	Shares		Dollars
2017 Retirement Distribution Fund - A Shares	Period Ended June 30, 2010 (unaudited)	Fiscal Year Ended December 31, 2009	Period Ended June 30, 2010 (unaudited)	Fiscal Year Ended December 31, 2009

Proceeds from shares sold	99	77	$708	$516
Proceeds from reinvestment of distributions	—	1	4	3
Payments for shares redeemed	(25)	(13)	(179)	(79)

Total net increase (decrease)	74	65	$533	$440

2017 Accelerated Distribution Fund - A Shares
Proceeds from shares sold	42	47	$339	$417
Proceeds from reinvestment of distributions	—	—	—	1
Payments for shares redeemed	(15)	(31)	(121)	(265)

Total net increase (decrease)	27	16	$218	$153

2027 Extended Distribution Fund - A Shares
Proceeds from shares sold	86	56	$754	$487
Proceeds from reinvestment of distributions	—	—	—	—
Payments for shares redeemed	—	—	—	—

Total net increase (decrease)	86	56	$754	$487

30	Notes to Financial Statements

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Notes to Financial Statements, continued — June 30, 2010 (Unaudited)

	Shares		Dollars
2017 Retirement Distribution Fund - S Shares	Period Ended June 30, 2010 (unaudited)	Fiscal Year Ended December 31, 2009	Period Ended June 30, 2010 (unaudited)	Fiscal Year Ended December 31, 2009

Proceeds from shares sold	49	185	$353	$1,308
Proceeds from reinvestment of distributions	—	—	—	—
Payments for shares redeemed	—	(15)	(1)	(106)

Total net increase (decrease)	49	170	$352	$1,202

2017 Accelerated Distribution Fund - S Shares
Proceeds from shares sold	24	29	$205	$245
Proceeds from reinvestment of distributions	—	—	—	—
Payments for shares redeemed	(21)	(16)	(185)	(130)

Total net increase (decrease)	3	13	$20	$115

2027 Extended Distribution Fund - S Shares
Proceeds from shares sold	34	15	$321	$133
Proceeds from reinvestment of distributions	—	—	—	—
Payments for shares redeemed	(6)	(16)	(53)	(132)

Total net increase (decrease)	28	(1)	$268	$1

7.	Interfund Lending Program

The Investment Company Funds have been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility (the “Credit Facility”). Portfolios of the Funds may borrow money from each other for temporary purposes. All such borrowing and lending will be subject to a participating Fund’s fundamental investment limitations. Typically, Funds will borrow from the Russell Money Market Fund. The Russell Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves and the portfolio manager determines it is in the best interest of the Russell Money Market Fund. The Investment Company Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the Russell Money Market Fund could result in a lost investment opportunity or additional borrowing costs. For the period ended June 30, 2010, the Funds presented herein did not borrow through the interfund lending program.

8.	Record Ownership

As of June 30, 2010, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund.

	# of Shareholders	%

2017 Accelerated Distribution Fund - A Shares	2	26.1
2027 Extended Distribution Fund - A Shares	5	83.4
2017 Accelerated Distribution Fund - S Shares	3	36.6
2027 Extended Distribution Fund - S Shares	2	46.4

9.	Subsequent Events

Management has evaluated events or transactions that may have occurred since June 30, 2010, that would merit recognition or disclosure in the financial statements. This evaluation was completed through August 17, 2010, the date the financial statements were available to be issued. During the review nothing was discovered which would require further disclosure within the financial statements.

Notes to Financial Statements	31

Russell Investment Company

LifePoints® Target Distribution Strategies

Basis for Approval of Investment Advisory Contracts — (Unaudited)

Approval of Investment Advisory Agreement

The Board of Trustees, including all of the Independent Trustees, last considered and approved the continuation of the advisory agreement with RIMCo (the “RIMCo Agreement”) and the portfolio management contract (collectively, the “portfolio management contracts”) with each Money Manager of the funds in which the Funds invest (the “Underlying Funds”) at a meeting held in person on April 20, 2010 (the “Agreement Evaluation Meeting”). During the course of a year, the Trustees receive a wide variety of materials regarding the investment performance of the Funds, sales and redemptions of the Funds’ and Underlying Funds’ shares, management of the Funds and the Underlying Funds by RIMCo and compliance with applicable regulatory requirements. In preparation for the annual review, the Independent Trustees, with the advice and assistance of their independent counsel, also requested and the Board considered (1) information, reports and analyses prepared by RIMCo relating to the services provided by RIMCo (and its affiliates) to the Funds and the Underlying Funds; and (2) information (the “Third-Party Information”) received from an independent, nationally recognized provider of investment company information comparing the performance of each of the Funds and the Underlying Funds and their respective operating expenses over various periods of time with other peer funds not managed by RIMCo believed by the provider to be generally comparable in investment objectives to the Funds and the Underlying Funds. In the case of each Fund, its other peer funds are collectively hereinafter referred to as the Fund’s “Comparable Funds,” and, with the Fund, such Comparable Funds are collectively hereinafter referred to as the “Performance Universe” in the case of performance comparisons and the Fund’s “Expense Universe” in the case of operating expense comparisons. In the case of certain Funds, the Third-Party Information reflected changes in the Comparable Funds requested by RIMCo, which changes were noted in the Third-Party Information. The foregoing information requested by the Trustees or provided by RIMCo is collectively called the “Agreement Evaluation Information.” The Trustees’ evaluations also reflected the knowledge and familiarity gained as Board members of the Funds and other funds in the same complex with respect to services provided by RIMCo, RIMCo’s affiliates and each Money Manager. The Trustees received a memorandum from counsel to the Funds and Underlying Funds discussing the legal standards for their consideration of the continuations of the RIMCo Agreement and the portfolio management contracts and the Independent Trustees separately received a memorandum regarding their responsibilities from their independent counsel.

On April 13, 2010, the Independent Trustees in preparation for the Agreement Evaluation Meeting met by conference telephone call to review Agreement Evaluation Information received to that date in a private session with their independent counsel at which no representatives of RIMCo or the Funds’ management were present and, on the basis of that review, requested additional Agreement Evaluation Information. At the Agreement Evaluation Meeting, the Board, including the Independent Trustees, reviewed the proposed continuance of the RIMCo Agreement and the portfolio management contracts with management, counsel to the Funds and Underlying Funds and independent counsel to the Independent Trustees. Presentations made by RIMCo to the Board as part of this review encompassed the Funds and all other RIMCo-managed funds for which the Board has supervisory responsibility. Following this review, but prior to voting, the Independent Trustees again met in executive session with their independent counsel to consider additional Agreement Evaluation Information received from RIMCo and management at the Agreement Evaluation Meeting. The discussion below reflects all of these reviews.

In evaluating the portfolio management contracts, the Board considered that the Underlying Funds, in employing a manager-of-managers method of investment, operate in a manner that is distinctly different from most other investment companies. In the case of most other investment companies, an advisory fee is paid by the investment company to its adviser which in turn employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser’s style and investment philosophy. RIMCo has engaged multiple unaffiliated Money Managers for all Underlying Funds.

The Board considered that RIMCo (rather than any Money Manager) is responsible under the RIMCo Agreement for allocating assets of each Fund among its Underlying Funds and for determining, implementing and maintaining the investment program for each Underlying Fund. The assets of each Fund are invested in different combinations of the Underlying Funds pursuant to target asset allocations set by RIMCo. RIMCo may modify the target asset allocation for any Fund and/or the Underlying Funds in which the Funds invest. Assets of each Underlying Fund generally have been allocated among the multiple Money Managers selected by RIMCo, subject to Board approval, for that Underlying Fund. RIMCo manages directly a portion of certain Underlying Funds’ assets employing a “select holdings strategy,” as described below, and directly manages the investment of each Underlying Fund’s cash reserves. RIMCo also may manage directly any portion of each Underlying Fund’s assets that RIMCo determines not to allocate to the Money Managers and portions of an Underlying Fund during transitions between Money Managers. In all cases, assets are managed directly by RIMCo pursuant to authority provided by the RIMCo Agreement.

RIMCo is responsible for selecting, subject to Board approval, Money Managers for each Underlying Fund and for actively managing allocations and reallocations of its assets among the Money Managers. The Board has been advised that RIMCo’s goal is to construct and manage diversified portfolios in a risk-aware manner. Each Money Manager for an Underlying Fund in effect performs the function of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Underlying Fund assigned to it by RIMCo (each, a “segment”) in accordance with the Underlying Fund’s applicable investment objective, policies and

32	Basis for Approval of Investment Advisory Contracts

Russell Investment Company

LifePoints® Target Distribution Strategies

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

restrictions, any constraints placed by RIMCo upon their selection of portfolio securities and the Money Manager’s specified role in an Underlying Fund. RIMCo is responsible for communicating performance expectations to each Money Manager; supervising compliance by each Money Manager with each Underlying Fund’s investment objective and policies; authorizing Money Managers to engage in certain investment strategies for an Underlying Fund; and recommending annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, RIMCo is responsible for recommending to the Board additions of new Money Managers or replacements of existing Money Managers at any time when, based on RIMCo’s research and ongoing review and analysis, such actions are appropriate. RIMCo may impose specific investment constraints from time to time for each Money Manager intended to capitalize on the strengths of that Money Manager or to coordinate the investment activities of Money Managers for an Underlying Fund in a complementary manner. Therefore, the performance of individual Money Managers for an Underlying Fund may reflect the roles assigned to them by RIMCo in the Underlying Fund’s investment activities and any constraints placed by RIMCo upon their selection of portfolio securities. In light of the foregoing, the overall performance of each Underlying Fund over appropriate periods reflects, in great part, the performance of RIMCo in designing the Underlying Fund’s investment program, structuring an Underlying Fund, selecting an effective Money Manager with a particular investment style or sub-style for a segment that is complementary to the styles of the Money Managers of other Underlying Fund segments, and allocating assets among the Money Managers in a manner designed to achieve the objectives of the Underlying Fund.

The Board considered that the prospectuses for the Funds and the Underlying Funds and other public disclosures emphasize to investors RIMCo’s role as the principal investment manager for each Underlying Fund, rather than the investment selection role of the Underlying Funds’ Money Managers, and describe the manner in which the Funds or Underlying Funds operate so that investors may take that information into account when deciding to purchase shares of any Fund. The Board further considered that Fund investors in pursuing their investment goals and objectives likely purchased their shares on the basis of this information and RIMCo’s reputation and performance record in managing the Underlying Funds’ manager-of-managers structure.

The Board also considered the demands and complexity of managing the Underlying Funds pursuant to the manager-of-managers structure, the special expertise of RIMCo with respect to the manager-of-managers structure of the Underlying Funds and the likelihood that, at the current expense ratio of each Underlying Fund, there would be no acceptable alternative investment managers to replace RIMCo on comparable terms given the need to continue the manager-of-managers strategy of such Underlying Fund selected by shareholders in purchasing their shares of a Fund or Underlying Fund.

In addition to these general factors relating to the manager-of-managers structure of the Underlying Funds, the Trustees considered, with respect to each Fund and Underlying Fund, various specific factors in evaluating renewal of the RIMCo Agreement, including the following:

1.	The nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Fund or the Underlying Fund by RIMCo;

2.	The advisory fee paid by the Fund or the Underlying Fund to RIMCo (the “Advisory Fee”) and the fact that it encompasses all investment advisory fees paid by the Fund or Underlying Fund, including the fees for any Money Managers of such Underlying Fund;

3.	Information provided by RIMCo as to other fees and benefits received by RIMCo or its affiliates from the Fund or Underlying Fund, including any administrative, transfer agent or cash management fees and fees received for management of securities lending cash collateral, soft dollar arrangements and commissions in connection with portfolio securities transactions;

4.	Information provided by RIMCo as to expenses incurred by the Fund or the Underlying Fund; and

5.	Information provided by RIMCo as to the profits that RIMCo derives from its mutual fund operations generally and from the Fund or Underlying Fund.

In evaluating the nature, scope and overall quality of the investment management and other services provided and which are expected to be provided to the Funds, including Fund portfolio management services, the Board inquired as to the possible impact on the Funds’ operations of significant changes in RIMCo’s senior management and other personnel providing services to the Funds during 2009 and 2010 to the date of the Agreement Evaluation Meeting and a planned relocation of the Russell organization’s headquarters by the end of 2010. At the Agreement Evaluation Meeting, senior representatives of RIMCo discussed these changes with the Board and assured the Board that while these changes likely would have a near term impact because of increased demands upon continuing personnel, steps were being taken to avoid any long-term diminution in the nature, scope or quality of the services provided to the Funds or Underlying Funds. The Board also discussed the possible impact of such changes on the compliance programs of the Funds and RIMCo and received assurances from senior representatives of the Russell organization that such changes would not result in any long-term diminution in the scope and quality of the Funds’ compliance programs.

Basis for Approval of Investment Advisory Contracts	33

Russell Investment Company

LifePoints® Target Distribution Strategies

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

As noted above, RIMCo, pursuant to the terms of the RIMCo Agreement, directly manages a portion — up to 10% — of the assets of each of the RIC Russell U.S. Quantitative Equity Fund (a “Participating Underlying Fund”) during the past year, utilizing a select holdings strategy, the actual allocation being determined by the Participating Underlying Fund’s RIMCo portfolio manager. The select holdings strategy utilized by RIMCo in managing such assets for a Participating Underlying Fund is designed to increase the Participating Underlying Fund’s exposure to stocks that are viewed as attractive by multiple Money Managers of that Participating Underlying Fund. The Board reviewed the results of the select holdings strategy in respect of the Participating Underlying Fund during the past year. With respect to the Participating Underlying Fund, the Trustees considered that RIMCo is not required to pay investment advisory fees to a Money Manager with respect to assets for which the select holdings strategy is utilized and that the profits derived by RIMCo generally and from the Participating Underlying Fund consequently may increase incrementally. The Board, however, also considered RIMCo’s advice that it pays certain Money Managers additional fees for providing information and other services in connection with the select holdings strategy and incurs additional costs in carrying out the select holdings strategy, the limited amount of assets that are managed directly by RIMCo pursuant to the select holdings strategy, and the fact that the aggregate investment advisory fees paid by the Participating Underlying Fund are not increased as a result of the select holdings strategy.

In evaluating the reasonableness of the Funds’ and Underlying Funds’ Advisory Fees in light of Fund and Underlying Fund performance, the Board considered that, in the Agreement Evaluation Information and at past meetings, RIMCo noted differences between the investment strategies of certain Underlying Funds and their respective Comparable Funds in pursuing their investment objectives, including fund strategies which seek to achieve a lower tracking error (i.e., the difference, whether positive or negative, between the return of a fund and its benchmark) and resulting lower return volatility than their Comparable Funds. According to RIMCo, these strategies may be expected to result, and for certain Underlying Funds during the periods covered by the Third-Party Information did result, in lower performance of the Underlying Funds than that of some of their respective Comparable Funds. According to RIMCo, the strategies pursued by the Underlying Funds, among other things, are intended to result in less volatile, more moderate returns relative to each Underlying Fund’s performance benchmark rather than more volatile, more extreme returns that its Comparable Funds may experience over time, although Fund results in 2008 and early 2009 generally did not reflect uniform success in achieving lesser volatility.

With respect to the Fund’s Advisory Fees, the Third-Party Information showed that the Advisory Fee for each Fund on a contractual basis was ranked in the third quintile of its Expense Universe and was ranked in the first quintile of its Expense Universe on an actual basis (i.e., giving effect to any voluntary fee waivers implemented by RIMCo and the advisors to such Fund’s Comparable Funds). The comparisons were based upon the latest fiscal years for the Expense Universe Funds. In assessing the Funds’ Advisory Fees, the Board focused on actual Advisory Fees.

In discussing the Advisory Fees for the Underlying Funds generally, RIMCo noted, among other things, that its Advisory Fees for Underlying Funds encompass services that may not be provided by investment advisers to the Underlying Funds’ Comparable Funds, such as cash equitization and management of portfolio transition costs when Money Managers are added, terminated or replaced. RIMCo also observed that its “margins” in providing investment advisory services to the Underlying Funds tend to be lower than competitors’ margins because of the demands and complexities of managing the Underlying Funds’ manager-of-managers structure, including RIMCo’s payment of a significant portion of the Underlying Funds’ Advisory Fees to their Money Managers.

The Board considered for each Fund and Underlying Fund whether economies of scale have been realized and whether the Advisory Fees for such Fund or Underlying Fund appropriately reflect or should be revised to reflect any such economies. The Board noted that, generally, there was a reduction in the assets of the Funds and Underlying Funds as a result of market declines and related investor redemptions in 2008 and that Fund asset levels have not rebounded completely from those levels. In the case of certain Funds and Underlying Funds, asset levels have continued to decline since 2008. The Board, therefore, determined that, after giving effect to any applicable fee or expense caps, waivers or reimbursements, the Advisory Fee for each Fund or Underlying Fund appropriately reflected any economies of scale realized by that Fund, based upon net asset flows since 2008 and such factors as the variability of Money Manager investment advisory fees and other factors associated with the manager-of-managers structure employed by the Underlying Funds.

The Board considered, as a general matter, that fees payable to RIMCo by institutional clients with investment objectives similar to those of the Funds and other funds under the Board’s supervision, including the Underlying Funds, are lower, and, in some cases, may be substantially lower, than the rates paid by the funds supervised by the Board, including the Funds and Underlying Funds. The Trustees considered the differences in the nature and scope of services RIMCo provides to institutional clients and the funds under its supervision, including the Funds and Underlying Funds. RIMCo, as it has in the past, noted, among other things, that institutional clients have fewer administrative needs than the Funds. RIMCo also observed that since the Funds must constantly issue and redeem their shares, they are more difficult to manage than institutional accounts, where assets are relatively stable. In addition, RIMCo noted that the Funds and Underlying Funds are subject to heightened regulatory requirements relative to

34	Basis for Approval of Investment Advisory Contracts

Russell Investment Company

LifePoints® Target Distribution Strategies

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

institutional clients. The Board noted that RIMCo provides office space and facilities to the Funds and Underlying Funds and all of the Funds’ and Underlying Funds’ officers. Accordingly, the Trustees concluded that the services provided to the Funds and Underlying Funds are sufficiently different from the services provided to the institutional clients that comparisons are not probative and should not be given significant weight.

On the basis of the Agreement Evaluation Information, and other information previously received by the Board from RIMCo during the course of the current year or prior years, or presented at or in connection with the Meeting by RIMCo, the Board, in respect of each Fund and Underlying Fund, found, after giving effect to any applicable waivers and/or reimbursements and considering differences in the composition and investment strategies of their respective Comparable Funds (1) the Advisory Fee charged by RIMCo was reasonable in light of the nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Funds or Underlying Funds; (2) the relative expense ratio of each Fund and Underlying Fund was comparable to those of its Comparable Funds; (3) RIMCo’s methodology of allocating expenses of operating funds in the complex was reasonable; (4) other benefits and fees received by RIMCo or its affiliates from the Funds or Underlying Funds were not excessive; and (5) RIMCo’s profitability with respect to the Funds and each Underlying Fund was not excessive in light of the nature, scope and overall quality of the investment management and other services provided by RIMCo.

In evaluating the performance of the Funds and Underlying Funds generally relative to their Comparable Funds, the Board, in addition to factors discussed above, also considered RIMCo’s advice that many of the Underlying Funds’ Comparable Funds do not “equitize” their cash (i.e., cash awaiting investment or disbursement to satisfy redemptions or other fund obligations) and may hold large positions uninvested in their investment portfolios. By contrast, the Underlying Funds usually follow a strategy of equitizing their cash and fully investing their assets in pursuit of their investment objectives (the Underlying Funds’ strategy of equitizing cash and fully investing their assets is hereinafter referred to as their “full investment strategy”). RIMCo noted that the Underlying Funds’ full investment strategy generally will detract from their relative performance, and therefore the relative performance of the Funds, in a declining market, such as 2008, but may enhance relative performance in a rising market, such as 2009.

The Board further concluded that, under the circumstances, the performance of each of the Funds was consistent with continuation of the RIMCo Agreement. In evaluating performance, the Board considered each Fund’s and Underlying Fund’s absolute performance and such Fund’s performance relative to appropriate benchmarks and indices in addition to its performance relative to its Comparable Funds. In assessing performance relative to their Comparable Funds or benchmarks or in absolute terms, the Board also considered RIMCo’s stated investment strategy of managing the Underlying Funds in a risk-aware manner and the extraordinary capital market conditions during 2008. The Board noted that each of the Funds had been in existence for less than three years.

The Board noted that the 2017 Accelerated Distribution Fund — S Shares’ performance was ranked in the fourth quintile and the 2017 Accelerated Distribution Fund — A Shares’ performance was ranked in the fifth quintile of its Performance Universe for the 1-year period ended December 31, 2009. In explaining the Fund’s relative performance, RIMCo noted that the Fund is intended to provide for distributions of assets during retirement, not wealth accumulation, and that its strategy is fundamentally different from the strategies of standard asset accumulation-oriented mutual funds. The Fund’s conservative allocation of assets among equities, fixed income and cash was a benefit during the declining equity market in 2008 but limited its rebound during the equity market rally in 2009. RIMCo expressed its belief that the Fund’s performance for a 1-year period did not appropriately reflect the long-term objective of the Fund’s strategy.

After considering the foregoing and other relevant factors and given the limited performance record of the Funds, the Board concluded for the reasons discussed herein that continuation of the RIMCo Agreement on its current terms and conditions would be in the best interests of each Fund and its shareholders and voted to approve the continuation of the RIMCo Agreement.

At the Agreement Evaluation Meeting, with respect to the evaluation of the terms of portfolio management contracts with Money Managers for the Underlying Funds, the Board received and considered information from RIMCo reporting, among other things, for each Money Manager, the Money Manager’s performance over various periods; RIMCo’s assessment of the performance of each Money Manager; any significant business relationships between the Money Manager and RIMCo or Russell Financial Services, Inc., the Funds’ and Underlying Funds’ underwriter; and RIMCo’s recommendation to retain the Money Manager at the current fee rate, to retain the Money Manager at a reduced fee rate or to terminate the Money Manager. The Board received reports during the course of the year from the Funds’ Chief Compliance Officer regarding each Money Manager’s compliance program. RIMCo recommended that each Money Manager be retained at its current fee rate. RIMCo has advised the Board that it does not regard Money Manager profitability as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIMCo; RIMCo is aware of the fees charged by Money Managers to other clients; and RIMCo believes that the fees agreed upon with Money Managers are reasonable in light of the anticipated quality of investment advisory services to be rendered. The Board accepted RIMCo’s explanation in light of the Board’s findings as to the reasonableness of the Advisory Fee paid by each Fund and Underlying Fund and the fact that each Money Manager’s fee is paid by RIMCo.

Basis for Approval of Investment Advisory Contracts	35

Russell Investment Company

LifePoints® Target Distribution Strategies

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

Based substantially upon RIMCo’s recommendations, together with the Agreement Evaluation Information, the Board concluded that the fees paid to the Money Managers of each Underlying Fund are reasonable in light of the quality of the investment advisory services provided and that continuation of the portfolio management contract with each Money Manager of each Underlying Fund would be in the best interests of such Underlying Fund and its shareholders.

In their deliberations, the Trustees did not identify any particular information as to the RIMCo Agreement or, other than RIMCo’s recommendation, the portfolio management contract with any Money Manager for an Underlying Fund that was all-important or controlling and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund and Underlying Fund.

Subsequently, the Board of Trustees received a proposal from RIMCo at a meeting held on May 24, 2010, to effect a money manager change for the Real Estate Securities Fund and the Russell Investment Company Russell U.S. Quantitative Equity Fund; In the case of each such proposed change, the Trustees approved the terms of the proposed portfolio management contract based substantially upon RIMCo’s recommendation to hire the Money Manager at the proposed fee rate; any significant business relationships between the Money Manager and RIMCo or Russell Financial Services, Inc. the Fund’s underwriter; RIMCo’s explanation as to the lack of relevance of profitability to the evaluation of portfolio management contracts with money mangers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIMCo; RIMCo’s awareness of the fees charged by the Money Manager to other clients; and RIMCo’s belief that the proposed investment advisory fees would be reasonable in light of the anticipated quality of investment advisory services to be rendered. The Trustees also considered their findings at their April 20, 2010 meeting as to the reasonableness of the aggregate investment advisory fees paid by the Fund, and the fact that the aggregate investment advisory fees paid by the Fund would not increase as a result of the implementation of the proposed money manager change because the money managers’ investment advisory fee is paid by RIMCo.

36	Basis for Approval of Investment Advisory Contracts

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Shareholder Requests for Additional Information — June 30, 2010 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) at www.russell.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iv) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) at www.russell.com, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.

Financial statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

Shareholder Requests for Additional Information	37

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Disclosure of Information about Fund Trustees and Officers — June 30, 2010

(Unaudited)

The following tables provide information for each officer and Trustee of the Russell Fund Complex. The Russell Fund Complex consists of RIC, which has 40 funds, and RIF, which has nine funds. Each of the Trustees is a Trustee of both RIC and RIF. The first table provides information for the interested Trustee. The second table provides information for the independent Trustees. The third table provides information for the Trustees emeritus. The fourth table provides information for the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE
# Greg J. Stark Born May 3, 1968 909 A Street Tacoma, Washington 98402-1616	President and Chief Executive Officer from 2004–January 22, 2010* Trustee since 2007	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by Trustees	• President and CEO RIC and RIF • Chairman of the Board, President and CEO, RIMCo • Chairman of the Board, President and CEO, Russell Fund Services Company (“RFSC”) • Chairman of the Board, President and CEO, Russell Financial Services, Inc. • Chairman of the Board and President, Russell Insurance Agency, Inc. (insurance agency (“RIA”)) • Until 2004, Managing Director, of Individual Investor Services, FRC • 2000 to 2004 Managing Director, Sales and Client Service, RIMCo	49	None

# Sandra Cavanaugh Born May 10, 1954 909 A Street Tacoma, Washington 98402-1616	President and Chief Executive Officer since 2010 Trustee since 2010	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by Trustees	• President and CEO RIC and RIF • May 2009 to December 2009, Executive Vice President, Retail Channel, SunTrust Bank • 2007 to January 2009, Senior Vice President, National Sales — Retail Distribution, JPMorgan Chase/Washington Mutual, Inc. • 1997 to 2007, President — WM Funds Distributor & Shareholder Services/WM Financial Services	49	None

#	Mr. Stark is also an officer and/or director of one or more affiliates of RIC and RIF and is therefore an Interested Trustee.

#	Ms. Cavanaugh is also an officer and/or director of one or more affiliates of RIC and RIF and is therefore an Interested Trustee.

*	Effective January 22, 2010, Greg J. Stark resigned as President and Chief Executive Officer of RIC and RIF. Mr. Stark’s successor is Sandra Cavanaugh.

38	Disclosure of Information about Fund Trustees and Officers

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Disclosure of Information about Fund Trustees and Officers, continued — June 30, 2010 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES
Thaddas L. Alston Born April 7, 1945 909 A Street Tacoma, Washington 98402-1616	Trustee since 2006 Chairman of the Investment Committee since 2010	Appointed until successor is duly elected and qualified Appointed until successor is duly elected and qualified	• Senior Vice President, Larco Investments, Ltd. (real estate firm)	49	None

Kristianne Blake, Born January 22, 1954 909 A Street Tacoma, Washington 98402-1616	Trustee since 2000 Chairman since 2005	Appointed until successor is duly elected and qualified Annual	• Director and Chairman of the Audit Committee, Avista Corp. • Trustee and Chairman of the Operations Committee, Principal Investor Funds and Principal Variable Contracts Funds • Regent, University of Washington • President, Kristianne Gates Blake, P.S. (accounting services) • February 2002 to June 2005, Chairman of the Audit Committee, RIC and RIF • Trustee and Chairman of the Operations and Distribution Committee, WM Group of Funds, 1999–2006	49	• Director, Avista Corp (electric utilities) • Trustee, Principal Investor Funds (investment company); • Trustee, Principal Variable Contracts Funds (investment company)

Daniel P. Connealy Born June 6, 1946 909 A Street Tacoma, Washington 98402-1616	Trustee since 2003 Chairman of the Audit Committee since 2005	Appointed until successor is duly elected and qualified Appointed until successor is duly elected and qualified	• June 2004 to present, Senior Vice President and Chief Financial Officer, Waddell & Reed Financial, Inc.	49	None
Jonathan Fine, Born July 8, 1954 909 A Street Tacoma, Washington 98402-1616	Trustee since 2004	Appointed until successor is duly elected and qualified	• President and Chief Executive Officer, United Way of King County, WA	49	None
Raymond P. Tennison, Jr. Born December 21, 1955 909 A Street Tacoma, Washington 98402-1616	Trustee since 2000 Chairman of the Nominating and Governance Committee since 2007	Appointed until successor is duly elected and qualified Appointed until successor is duly elected and qualified	• Vice Chairman, Simpson Investment Company • Until April 2009, President, Simpson Investment Company and several additional subsidiary companies, including Simpson Timber Company, Simpson Paper Company and Simpson Tacoma Kraft Company	49	None

Disclosure of Information about Fund Trustees and Officers	39

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Disclosure of Information about Fund Trustees and Officers, continued — June 30, 2010 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)
Jack R. Thompson, Born March 21, 1949 909 A Street Tacoma, Washington 98402-1616	Trustee since 2005	Appointed until successor is duly elected and qualified	• September 2003 to September 2009, Independent Board Chair and Chairman of the Audit Committee, Sparx Asia Funds • September 2007 to present, Director, Board Chairman and Chairman of the Audit Committee, LifeVantage Corporation (health products company)	49	• Director, Board Chairman and Chairman of the Audit Committee, LifeVantage Corporation (health products company)
Julie W. Weston, Born October 2, 1943 909 A Street Tacoma, Washington 98402-1616	Trustee since 2002	Appointed until successor is duly elected and qualified Appointed until successor is duly elected and qualified	Retired	49	None

*	Each Trustee is subject to mandatory retirement at age 72.

40	Disclosure of Information about Fund Trustees and Officers

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Disclosure of Information about Fund Trustees and Officers, continued — June 30, 2010 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
TRUSTEES EMERITUS
* George F. Russell, Jr., Born July 3, 1932 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus and Chairman Emeritus since 1999	Until resignation or removal	• Director Emeritus, Frank Russell Company (investment consultant to institutional investors (“FRC”)) and RIMCo • Chairman Emeritus, RIC and RIF; Russell Implementation Services Inc. (broker-dealer and investment adviser (“RIS”)); Russell 20-20 Association (non-profit corporation); and Russell Trust Company (non-depository trust company (“RTC”)) • Chairman, Sunshine Management Services, LLC (investment adviser)	49	None

Paul E. Anderson, Born October 15, 1931 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus since 2007	Five year term	• President, Anderson Management Group LLC (private investments consulting) • Trustee, RIC and RIF until 2006 • February 2002 to June 2005, Lead Trustee, RIC and RIF • Chairman of the Nominating and Governance Committee, 2006	49	None

Lee C. Gingrich, Born October 6, 1930 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus since 2006	Five year term	• Retired since 1995 • Trustee of RIC and RIF until 2005 • Chairman of the Nominating and Governance Committee 2001–2005	49	None

*	Mr. Russell is also a director emeritus of one or more affiliates of RIC and RIF.

Disclosure of Information about Fund Trustees and Officers	41

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Disclosure of Information about Fund Trustees and Officers, continued — June 30, 2010 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS
Cheryl Wichers Born December 16, 1966 909 A Street Tacoma, Washington 98402-1616	Chief Compliance Officer since 2005	Until removed by Independent Trustees	• Chief Compliance Officer, RIC • Chief Compliance Officer, RIF • Chief Compliance Officer, RIMCo • Chief Compliance Officer, RFSC • April 2002–May 2005, Manager, Global Regulatory Policy

Greg J. Stark, Born May 3, 1968 909 A Street Tacoma, Washington 98402-1616	President and Chief Executive Officer from 2004–January 22, 2010	Until successor is chosen and qualified by Trustees

• President and CEO, RIC and RIF

• Chairman of the Board, President and CEO, RIMCo

• Chairman of the Board, President and CEO, Russell Financial Services, Inc.

• Chairman of the Board, President and CEO, RFSC

• Chairman of the Board and President, Russell Insurance Agency, Inc. (insurance agency (“RIA”))

• Until 2004, Managing Director of Individual Investor Services, FRC

• 2000 to 2004, Managing Director, Sales and Client Service, RIMCo

Sandra Cavanaugh Born May 10, 1954 909 A Street Tacoma, Washington 98402-1616	President and Chief Executive Officer since 2010	Appointed until successor is duly elected and qualified

• President and CEO RIC and RIF

• May 2009 to December 2009, Executive Vice President, Retail Channel, SunTrust Bank

• 2007 to January 2009, Senior Vice President, National Sales — Retail Distribution, JPMorgan Chase/Washington Mutual, Inc.

• 1997 to 2007, President — WM Funds Distributor & Shareholder Services/WM Financial Services

Mark E. Swanson, Born November 26, 1963 909 A Street Tacoma, Washington 98402-1616	Treasurer and Chief Accounting Officer since 1998	Until successor is chosen and qualified by Trustees

• Treasurer, Chief Accounting Officer and CFO, RIC and RIF

• Director, Funds Administration, RIMCo, RFSC, RTC and Russell Financial Services, Inc.

• Treasurer and Principal Accounting Officer, SSgA Funds

Peter Gunning, Born February 22, 1967 909 A Street Tacoma, Washington 98402-1616	Chief Investment Officer since 2008	Until removed by Trustees	• Chief Investment Officer, RIC and RIF • Director, RIMCo and FRC • 1996 to 2008 Chief Investment Officer, Russell, Asia Pacific

Mary Beth Rhoden, Born April 25, 1969 909 A Street Tacoma, Washington 98402-1616	Secretary since 2010	Until successor is chosen and qualified by Trustees	• 1999 to 2010 Assistant Secretary RIC and RIF • Associate Counsel, FRC • Secretary, RIMCo, RFSC and Russell Financial Services, Inc. • Secretary and Chief Legal Counsel, RIC and RIF

42	Disclosure of Information about Fund Trustees and Officers

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

909 A Street, Tacoma, Washington 98402

(800) 787-7354

Interested Trustee

Sandra Cavanaugh

Independent Trustees

Thaddas L. Alston

Kristianne Blake

Daniel P. Connealy

Jonathan Fine

Raymond P. Tennison, Jr.

Jack R. Thompson

Julie W. Weston

Trustees Emeritus

George F. Russell, Jr.

Paul E. Anderson

Lee C. Gingrich

Officers

Sandra Cavanaugh, President and Chief Executive Officer

Cheryl Wichers, Chief Compliance Officer

Peter Gunning, Chief Investment Officer

Mark E. Swanson, Treasurer and Chief Accounting Officer

Mary Beth Rhoden, Secretary

Adviser

Russell Investment Management Company

909 A Street

Tacoma, WA 98402

Administrator and Transfer and Dividend Disbursing Agent

Russell Fund Services Company

909 A Street

Tacoma, WA 98402

Custodian

State Street Bank and Trust Company

Josiah Quincy Building

200 Newport Avenue

North Quincy, MA 02171

Office of Shareholder Inquiries

909 A Street

Tacoma, WA 98402

(800) 787-7354

Legal Counsel

Dechert LLP

200 Clarendon Street, 27th Floor

Boston, MA 02116-5021

Distributor

Russell Financial Services, Inc.

909 A Street

Tacoma, WA 98402

Money Managers of Underlying Funds as of June 30, 2010

Russell U.S. Core Equity Fund

BlackRock Capital Management, Inc., New York, NY

Columbus Circle Investors, Stamford, CT

First Eagle Investment Management, LLC, New York, NY

Institutional Capital LLC, Chicago, IL

Lazard Asset Management, LLC, New York, NY

MFS Institutional Advisors, Inc., Boston, MA

Montag & Caldwell, Inc., Atlanta, GA

Schneider Capital Management Corporation, Wayne, PA

Snow Capital Management L.P., Sewickley, PA

Suffolk Capital Management, LLC, New York, NY

Russell U.S. Quantitative Equity Fund

Aronson+Johnson+Ortiz, LP, Philadelphia, PA

INTECH Investment Management LLC, West Palm Beach, FL

Jacobs Levy Equity Management, Inc., Florham Park, NJ

Numeric Investors LLC, Boston, MA

Russell U.S. Small & Mid Cap Fund

ClariVest Asset Management LLC, San Diego, CA

Delphi Management, Inc., Boston, MA

DePrince, Race & Zollo, Inc., Winter Park, FL

Jacobs Levy Equity Management, Inc., Florham Park, NJ

Next Century Growth Investors, LLC, Minneapolis, MN

Ranger Investment Management, L.P., Dallas, TX

Signia Capital Management, LLC, Spokane, WA

Tygh Capital Management, Inc., Portland, OR

Russell Real Estate Securities Fund

AEW Capital Management, L.P., Boston, MA

Cohen & Steers Capital Management, Inc., New York, NY

INVESCO Advisers, Inc. which acts as a money manager to the Fund through its INVESCO Real Estate Division, Dallas, TX

Russell Global Equity Fund

Gartmore Global Partners, London, United Kingdom

Harris Associates, L.P., Chicago, IL

MFS Institutional Advisors, Inc., Boston, MA

Tradewinds Global Investors, LLC, Los Angeles, CA

T. Rowe Price International, Inc., Baltimore, MD

Russell International Developed Markets Fund

AllianceBernstein L.P., New York, NY

AQR Capital Management, LLC, Greenwich, CT

Axiom International Investors LLC, Greenwich, CT

Marsico Capital Management, LLC, Denver, CO

MFS Institutional Advisors, Inc., Boston, MA

Mondrian Investment Partners Limited, London, United Kingdom

Pzena Investment Management, LLC, New York, NY

UBS Global Asset Management (Americas) Inc., Chicago, IL

William Blair & Company, LLC, Chicago, IL

Russell Emerging Markets Fund

AllianceBernstein L.P., New York, NY

Arrowstreet Capital, Limited Partnership, Boston, MA

Genesis Asset Managers, LLP, London, United Kingdom

Harding Loevner LLC, Somerville, NJ

T. Rowe Price International, Inc., Baltimore, MD

UBS Global Asset Management (Americas) Inc., Chicago, IL

Russell Strategic Bond Fund

Brookfield Investment Management Inc., New York, NY

Goldman Sachs Asset Management, L.P., New York, NY

Logan Circle Partners, L.P., Philadelphia, PA

Metropolitan West Asset Management, LLC, Los Angeles, CA

Adviser, Money Managers and Service Providers	43

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

909 A Street, Tacoma, Washington 98402

(800) 787-7354

Pacific Investment Management Company LLC, Newport Beach, CA

Russell Short Duration Bond Fund

Logan Circle Partners, L.P., Philadelphia, PA

Pacific Investment Management Company LLC, Newport Beach, CA

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

44	Adviser, Money Managers and Service Providers

Russell Investment Company	909 A Street	800-787-7354
	Tacoma, Washington 98402	Fax: 253-591-3495
www.russell.com

36-08-243

Item 2.  Code of Ethics. [Annual Report Only]

Item 3.  Audit Committee Financial Expert. [Annual Report Only]

Item 4.  Principal Accountant Fees and Services. [Annual Report Only]

Item 5.  Audit Committee of Listed Registrants. [Not Applicable]

Item 6.  [Schedules of Investments are included as part of the Report to Stockholders filed under Item 1 of this form]

Items 7-9.  [Not Applicable]

Item 10.  Submission of Matters to a Vote of Security Holders

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11.  Controls and Procedures

(a) Registrant’s principal executive officer and principal financial officer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no significant changes in Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected or is likely to materially affect Registrant’s internal control over financial reporting.

Item 12.  Exhibit List

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Company

By:	/s/ SANDRA CAVANAUGH
Sandra Cavanaugh
President, Principal Executive Officer and Chief Executive Officer

Date: August 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ SANDRA CAVANAUGH
Sandra Cavanaugh
President, Principal Executive Officer and Chief Executive Officer

Date: August 30, 2010

By:	/s/ MARK E. SWANSON
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date: August 30, 2010